Securities (Detail Textuals) $ in Thousands		12 Months Ended
		Dec. 31, 2017 Security	Dec. 31, 2016 USD ($)
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Gain on sales of securities | $	[1]		$ 36
Proceeds from sale of securities | $			$ 2,606,000
Percentage of principal outstanding held to maturity securities			85.00%
U.S. Government and agency obligations
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Number of Investment securities for continuous unrealized loss position for less than twelve months.		4
Number of Investment securities for continuous unrealized loss position for more than twelve months.		5
Mortgage-backed securities - residential
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Number of Investment securities for continuous unrealized loss position for less than twelve months.		4
Number of Investment securities for continuous unrealized loss position for more than twelve months.		5
State and municipal securities
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Number of Investment securities for continuous unrealized loss position for less than twelve months.		10
Number of Investment securities for continuous unrealized loss position for more than twelve months.		5
Available-for-sale securities
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Gain on sales of securities | $			$ 24,000
Held-to-maturity securities
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Gain on sales of securities | $			$ 12,000

[1]	Restated